CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash	$ 38,820	$ 70,312
Net investment in direct financing leases, end of year	16,958,300	30,011,279
Operating lease, right-of-use asset (Note 6)	63,356	163,041
Property and equipment, net (Note 7)	26,592	48,131
Deferred tax assets, net (Note 16)	24,474,583	20,836,408
Other assets (Note 8)	2,054,907	2,106,321
Non-marketable investment (Note 3)	2,828,963	2,912,040
Assets of disposal group classified as held for sale	0	171,954,262
TOTAL ASSETS	46,445,521	228,101,794
Liabilities
Bank loans for capital lease business (Note 9)	0	338,763
Other loans for capital lease business (Note 9)	0	377,393
Interest payable	8,320	21,494
Income tax payable	1,423,022	1,202,674
Deposits from direct financing leases	5,294,690	5,406,497
Operating lease liability-current	47,904	57,990
Other liabilities (Note 10)	3,157,021	2,552,085
Due to related party (Note 17)	464,000	464,000
Operating lease liability-non-current (Note 6)	7,103	194,089
Liabilities of disposal group classified as held for sale (Note 19)	0	3,036,447
Total Liabilities	10,402,060	13,651,432
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2020 and 2019)(Note 12)	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432
Statutory reserve (Note13)	4,687,085	4,687,085
Retained earnings	(154,541,342)	21,560,152
Accumulated other comprehensive losses	(26,038,698)	(23,733,291)
Total Stockholders' Equity	36,043,461	214,450,362
TOTAL LIABILITIES AND EQUITY	$ 46,445,521	$ 228,101,794